Loans - Age Analysis of Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual status, days past due	90 days
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	$ 20,461	$ 29,871
90 Days or More Past Due	1,169	52
Total loans past due and still accruing	21,630	29,923
Nonaccrual	76,806	39,005
Purchased Credit Impaired	25,188	46,174
Current	2,974,596	3,015,567
Loans held for investment	3,098,220	3,130,669
Originated
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	11,373	13,994
90 Days or More Past Due	1,169	45
Total loans past due and still accruing	12,542	14,039
Nonaccrual	39,763	35,703
Current	2,249,623	1,883,815
Loans held for investment	2,301,928	1,933,557
Acquired
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	9,088	15,877
90 Days or More Past Due		7
Total loans past due and still accruing	9,088	15,884
Nonaccrual	37,043	3,302
Purchased Credit Impaired	25,188	46,174
Current	724,973	1,131,752
Loans held for investment	796,292	1,197,112
Commercial & Industrial
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans held for investment	1,053,925	1,206,452
Commercial & Industrial | Originated
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	1,515	2,064
90 Days or More Past Due	1,106	25
Total loans past due and still accruing	2,621	2,089
Nonaccrual	36,331	34,205
Current	865,379	813,754
Loans held for investment	904,331	850,048
Commercial & Industrial | Acquired
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	2,854	10,908
Total loans past due and still accruing	2,854	10,908
Nonaccrual	23,424	420
Purchased Credit Impaired	4,506	13,905
Current	118,810	331,171
Loans held for investment	149,594	356,404
Owner occupied commercial real estate
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans held for investment	394,210	353,889
Owner occupied commercial real estate | Originated
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	1,941	9,158
Total loans past due and still accruing	1,941	9,158
Nonaccrual		829
Current	262,935	178,921
Loans held for investment	264,876	188,908
Owner occupied commercial real estate | Acquired
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	223	741
Total loans past due and still accruing	223	741
Nonaccrual	8,942
Purchased Credit Impaired	5,339	7,149
Current	114,830	157,091
Loans held for investment	129,334	164,981
Commercial real estate
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans held for investment	1,143,751	904,115
Commercial real estate | Originated
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	1,612	1,108
Total loans past due and still accruing	1,612	1,108
Nonaccrual	2,059
Current	812,358	520,779
Loans held for investment	816,029	521,887
Commercial real estate | Acquired
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	2,529
Total loans past due and still accruing	2,529
Nonaccrual	2,002	1,590
Purchased Credit Impaired	10,807	12,288
Current	312,384	368,350
Loans held for investment	327,722	382,228
Construction, land & land development
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans held for investment	249,704	358,813
Construction, land & land development | Originated
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	4,375	181
Total loans past due and still accruing	4,375	181
Nonaccrual		472
Current	175,624	241,958
Loans held for investment	179,999	242,611
Construction, land & land development | Acquired
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	488	111
Total loans past due and still accruing	488	111
Nonaccrual	978
Purchased Credit Impaired	1,819	8,681
Current	66,420	107,410
Loans held for investment	69,705	116,202
Residential mortgage
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans held for investment	245,191	293,483
Residential mortgage | Originated
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	1,791	890
90 Days or More Past Due	63
Total loans past due and still accruing	1,854	890
Nonaccrual	1,254	197
Current	124,337	119,173
Loans held for investment	127,445	120,260
Residential mortgage | Acquired
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	2,768	4,065
90 Days or More Past Due		6
Total loans past due and still accruing	2,768	4,071
Nonaccrual	1,692	1,292
Purchased Credit Impaired	2,717	4,151
Current	110,569	163,709
Loans held for investment	117,746	173,223
Consumer and other
Financing Receivable, Recorded Investment, Aging [Abstract]
Loans held for investment	11,439	13,917
Consumer and other | Originated
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	139	593
90 Days or More Past Due		20
Total loans past due and still accruing	139	613
Nonaccrual	119
Current	8,990	9,230
Loans held for investment	9,248	9,843
Consumer and other | Acquired
Financing Receivable, Recorded Investment, Aging [Abstract]
30-89 Past Due	226	52
90 Days or More Past Due		1
Total loans past due and still accruing	226	53
Nonaccrual	5
Current	1,960	4,021
Loans held for investment	$ 2,191	$ 4,074